Pension Plans and Other Postretirement Benefits (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Estimated future benefit payments
Expected future benefit payments, 2012	$ 8
Expected future benefit payments, 2013	9
Expected future benefit payments, 2014	9
Expected future benefit payments, 2015	12
Expected future benefit payments, 2016	10
Expected future benefit payments, 2017-2021	84
Domestic plans [Member]
Estimated future benefit payments
Expected future benefit payments, 2012	2
Expected future benefit payments, 2013	3
Expected future benefit payments, 2014	3
Expected future benefit payments, 2015	4
Expected future benefit payments, 2016	4
Expected future benefit payments, 2017-2021	41
Foreign plans [Member]
Estimated future benefit payments
Expected future benefit payments, 2012	6
Expected future benefit payments, 2013	6
Expected future benefit payments, 2014	6
Expected future benefit payments, 2015	8
Expected future benefit payments, 2016	6
Expected future benefit payments, 2017-2021	$ 43